Stock-based Compensation (Detail) - Summary of Stock Option Activity - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Oustanding, Beginning (in Shares)	3,075,000	3,075,000
Granted, (in Shares)	12,700,000			3,200,000
Forfeited/Cancelled, (in Shares)	$ (2,625,000)
Oustanding, End (in Shares)	13,150,000	3,075,000	3,075,000
Exercisable, End (in Shares)	10,825,000
Oustanding, Weighted Average Exercise Price	$ 0.11	$ 0.50
Oustanding, Weighted - Average Remaining Contractual Term (years)	4 years 10 months 13 days	3 years 4 months 2 days	4 years 4 months
Oustanding, Aggregate Intrinsic Value			$ 432,000
Granted, Weighted Average Exercise Price	$ 0.10			$ 0.50
Granted, Weighted Average Remaining Contractual Term (Years)	5 years
Exercisable, Weighted Average Exercise Price	$ 0.12
Exercisable, Weighted Average Remaining Contractual Term (Years)	4 years 10 months 6 days
Exercisable, Aggregate Intrinsic Value